Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2020
Investments in associates and joint ventures
Investments in associates and joint ventures
8	Investments in associates and joint ventures

	2020	2019
Beginning of the year	20,783,259	19,553,964
Capital injections in associates and joint ventures	596,877	313,197
Share of net profit less loss	1,774,322	1,185,622
Share of other comprehensive (loss)/income	(182,849)	368,696
Share of other capital reserve of equity-method investees	7,607	—
Dividends	(603,839)	(638,220)

End of the year	22,375,377	20,783,259

8	Investments in associates and joint ventures (continued)

As at 31 December 2020, investments in associates and joint ventures of the Group are unlisted except for Shenzhen Energy Corporation Limited (“SECL”), which is listed on the Shenzhen Stock Exchange. The following list contains only the particulars of material associates and joint ventures:

	Country of		Business nature and scope of	Percentage of equity interest held
Name	incorporation	Registered capital	operation	Direct	Indirect[1]
Associates:
Huaneng Sichuan Hydropower Co., Ltd. (“Sichuan Hydropower”)	PRC	RMB1,469,800,000	Development, investment, construction, operation and management of hydropower	49%	—

SECL*	PRC	RMB3,964,491,597	Energy and investment in related industries	25.02%	—

Hebei Hanfeng Power Generation Limited Liability Company (“Hanfeng Power”)	PRC	RMB1,975,000,000	Power generation	40%	—

Huaneng Finance	PRC	RMB5,000,000,000	Provision for financial service including fund deposit and lending services, finance lease arrangements, notes discounting and entrusted loans and investment arrangements within Huaneng Group	20%	—

China Huaneng Group Fuel Co., Ltd. (“Huaneng Group Fuel Company”) **	PRC	RMB3,000,000,000	Wholesale of coal, import and export of coal	50%	—

Hainan Nuclear Power Limited Liability Company (“Hainan Nuclear”)	PRC	RMB5,134,560,000	Construction and operation of nuclear power plants; production and sales of electricity and related products	30%	—

Joint ventures:

Shanghai Time Shipping Co., Ltd. (“Shanghai Time Shipping”)	PRC	RMB1,200,000,000	International and domestic sea transportation	50%	—

Jiangsu Nantong Power Generation Co., Ltd. (“Jiangsu Nantong Power”)	PRC	RMB1,596,000,000	Operation and Management of power generation plants and transportation related projects	—	35%
[1]	The indirect percentage of equity interest held represents the effective ownership interest of the Group.
*	As at 31 December 2020, the fair value of the Group’s shares in SECL was RMB7,248 million (2019: RMB6,159 million).
**

In accordance with the articles of association of the investee, the Group could only exercise significant influence on the investee and therefore has accounted for the investment under the equity method.

8	Investments in associates and joint ventures (continued)

All the above associates and joint ventures are accounted for under the equity method in the consolidated financial statements.

Summarized financial information of the material associates, adjusted for any differences in accounting policies and acquisition adjustments, and reconciliation to the carrying amounts in the consolidated financial statements, are disclosed below:

									Huaneng Group
	Sichuan Hydropower		SECL		Huaneng Finance		Hanfeng Power		Fuel Company		Hainan Nuclear
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Gross amounts of the associates’
Current assets	825,632	873,821	21,111,690	20,887,020	27,426,242	23,099,357	964,515	849,386	5,263,174	6,010,002	1,894,806	3,085,059
Non-current assets	14,836,413	14,305,871	92,332,480	76,623,640	20,003,370	20,746,004	1,279,233	1,661,565	3,641,641	3,781,166	19,826,469	20,749,672
Current liabilities	(3,731,524)	(2,772,221)	(22,565,250)	(25,533,260)	(40,458,908)	(36,733,579)	(328,093)	(442,628)	(3,066,531)	(3,827,415)	(4,025,596)	(3,338,370)
Non-current liabilities	(7,171,879)	(7,788,402)	(48,951,200)	(38,446,550)	(553)	(30,867)	(36,218)	(166,718)	(1,780,436)	(2,121,112)	(13,041,682)	(15,930,100)
Equity	4,758,642	4,619,069	41,927,720	33,530,850	6,970,151	7,080,915	1,879,437	1,901,605	4,057,848	3,842,641	4,653,997	4,566,261
-Equity attributable to shareholders	3,568,982	3,464,302	27,346,169	24,103,107	6,970,151	7,080,915	1,879,437	1,901,605	3,688,698	3,590,096	4,653,997	4,566,261
-Non-controlling interests	1,189,660	1,154,767	14,581,551	9,427,743	—	—	—	—	369,150	252,545	—	—
Revenue	2,396,218	2,252,535	20,597,600	20,851,430	1,600,537	1,574,856	1,873,548	2,081,865	29,928,618	27,832,662	3,367,222	3,453,022
Gross profit/(loss)	701,606	575,401	5,952,100	6,472,550	1,014,653	1,064,181	22,637	(46,899)	284,754	173,371	147,629	142,906
Net profit/(loss)	555,009	509,034	4,248,550	1,749,600	943,215	1,004,048	6,426	(54,444)	222,488	150,460	77,037	307,135
Profit/(loss) from continuing operations attributable to shareholders	348,660	327,042	3,929,390	1,598,540	943,215	1,004,048	6,426	(54,444)	207,297	144,500	77,037	307,135
Other comprehensive (loss)/income attributable to shareholders	—	—	(578,559)	1,589,390	(153,979)	(150,286)	—	—	(8,695)	2,164	—	—
Total comprehensive income/(loss) attributable to shareholders	348,660	327,042	3,350,831	3,187,930	789,236	853,762	6,426	(54,444)	198,602	146,664	77,037	307,135
Dividend received from the associates	98,449	116,505	49,587	49,587	180,000	146,000	—	43,132	50,000	20,000	—	—
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associates	3,568,982	3,464,302	27,346,169	24,103,107	6,970,151	7,080,915	1,879,437	1,901,605	3,688,698	3,590,096	4,653,997	4,566,261
The Group’s effective interest	49%	49%	25.02%	25.02%	20%	20%	40%	40%	50%	50%	30%	30%
The Group’s share of net assets attributable to shareholders of the associates	1,748,801	1,697,508	6,842,011	6,030,597	1,394,030	1,416,183	751,775	760,642	1,844,349	1,795,048	1,396,199	1,369,878
Impact of adjustments	207,586	207,586	1,161,810	1,161,810	—	—	293,082	293,082	16,521	16,521	14,076	14,076
Carrying amount in the consolidated financial statements	1,956,387	1,905,094	8,003,821	7,192,407	1,394,030	1,416,183	1,044,857	1,053,724	1,860,870	1,811,569	1,410,275	1,383,954

8	Investments in associates and joint ventures (continued)

Summarized financial information of material joint ventures adjusted for any differences in accounting policies and acquisition adjustment, and reconciliation to the carrying amount in the consolidated financial statements, are disclosed below:

	Shanghai Time Shipping		Jiangsu Nantong Power
	2020	2019	2020	2019

Gross amounts of joint ventures’
Current assets	318,387	280,687	742,195	396,850
Non-current assets	3,910,739	4,083,160	4,740,502	5,294,584
Current liabilities	(2,375,821)	(2,367,244)	(2,046,053)	(2,660,119)
Non-current liabilities	—	(54,623)	(1,318,905)	(901,583)
Equity	1,853,305	1,941,980	2,117,739	2,129,732

Revenue	1,143,885	1,613,813	3,118,059	2,959,197
Gross profit	169,040	135,846	541,305	490,578
Net profit	11,325	121,284	240,436	211,589
Total comprehensive income	11,325	121,284	240,436	211,589

Dividend received in cash from the joint ventures	50,000	—	126,215	145,143

Reconciled to the interests in the joint ventures:
Gross amounts of net assets	1,853,305	1,941,980	2,117,739	2,129,732
The Group’s effective interest rates	50%	50%	50%	50%
The Group’s share of net assets	926,653	970,990	1,058,870	1,064,866
Impact of adjustments	18,324	18,324	—	—
Carrying amount in the consolidated financial statements	944,977	989,314	1,058,870	1,064,866

Aggregate information of associates and joint ventures that are not individually material:

	2020	2019
Aggregate carrying amount of individually immaterial associates and joint ventures in the consolidated financial statements	4,701,290	3,966,148
Aggregate amounts of the Company and its subsidiaries' share of those associates and joint ventures Profit from continuing operations	190,029	123,869
Total comprehensive income	190,029	123,954

As at 31 December 2020, the Group’s share of losses of associates and a joint venture exceeded its interests in associates and a joint venture and the unrecognized further losses amounted to RMB552 million (2019:RMB538 million).

As at 31 December 2020, there were no proportionate interests in the associates’ and joint ventures’ capital commitments (31 December 2019: Nil). There were no material contingent liabilities relating to the Group’s interests in the associates and joint ventures, and the associates and joint ventures themselves.